Earnings (Loss) Per Share - Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (75,923)	$ (15,581)	$ (362,298)	$ (94,718)
Deemed dividend attributable to BCF accretion	0	0	(6,757)	(5,282)
Net loss attributable to common shareholders	$ (75,923)	$ (15,581)	$ (369,055)	$ (100,000)
Denominator:
Weighted average Common shares outstanding- Basic (in shares)	332,987,523	128,668,864	145,096,996	118,835,912
Dilutive effect of potential common shares (in shares)	0	0	0	0
Weighted average Common shares outstanding- Diluted (in shares)	332,987,523	128,668,864	145,096,996	118,835,912
Net loss per shares attributable to Common shareholders- Basic and Diluted (in dollars per share)	$ (0.23)	$ (0.12)	$ (2.54)	$ (0.84)